Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
Current assets
Cash and cash equivalents	$ 2,433,474	$ 2,111,812	$ 131,422
Restricted cash	1,267,777	904,465	385,040
Other receivables and prepaid expenses	1,083,738	441,153	134,063
Deferred costs	$ 6,053,807	3,387,549	1,087,564
Land held for sale		1,225,269	812,537
Total current assets	$ 10,838,796	8,070,248	2,550,626
Property and equipment, net	$ 1,335,625	1,442,708	2,849,390
Other assets		45,045	95,477
TOTAL ASSETS	$ 12,174,421	9,558,001	5,495,493
Current liabilities
Accounts payable	785,233	1,916,297	1,522,182
Amounts payable to Business Associates	2,078,293	1,820,905	1,668,931
Customer deposits	1,608,355	1,054,190	618,296
Other payables and accrued liabilities	$ 2,959,728	2,383,661	$ 1,555,437
Note payable		500,000
Amounts due to related parties	$ 5,057,055	6,438,948	$ 2,765,316
Deferred subscription fee revenues	12,611,143	6,141,882
Deferred advertising revenues	70,227	1,052,845
Unearned subscriptions fees		6,141,882	1,502,184
Unearned advertising		1,052,845	1,492,997
Liabilities of discontinued operations	212,347	652,419	6,401,821
TOTAL LIABILITIES	25,382,381	$ 21,961,147	$ 17,527,164
COMMITMENTS AND CONTINGENCIES
STOCKHOLDERS' EQUITY (DEFICIT)
Preferred stock 25 million shares authorized, $0.01 par value, 185,000 shares issued and outstanding	1,850	$ 1,850	$ 1,850
Common stock 700 million (2015) and 500 million (2014) shares authorized, $0.001 par value, 9.0 million (2015) and 8.6 million (2014) shares issued and outstanding	9,047	8,644	8,612
Additional paid-in-capital	27,931,988	25,539,401	25,071,627
Accumulated other comprehensive income (loss)	796,279	(353,051)	(855,179)
Accumulated deficit	(41,947,124)	(37,599,990)	(36,258,581)
TOTAL STOCKHOLDERS' EQUITY (DEFICIT)		(12,403,146)	(12,031,671)
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY (DEFICIT)	$ 12,174,421	$ 9,558,001	$ 5,495,493